FAIR VALUE OF FINANCIAL INSTRUMENTS - REAL ESTATE SECURITIES VALUATION (Details 5) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013		Jun. 30, 2013 Multiple Quotes		Jun. 30, 2013 Non-Agency RMBS	Jun. 30, 2013 Non-Agency RMBS Multiple Quotes Level 3 Inputs		Jun. 30, 2013 Agency RMBS		Jun. 30, 2013 Agency RMBS Multiple Quotes Level 2 Inputs		Dec. 31, 2012 ABS Subprime		Dec. 31, 2012 ABS Subprime Multiple Quotes		Dec. 31, 2012 ABS Subprime Single Quotes
Outstanding face amount	$ 1,987,853	[1]			$ 927,903			$ 1,059,950	[2],[3]			$ 433,510	[4],[5]
Amortized cost basis	1,740,025	[1]			605,835			1,134,190	[2],[3]			274,230	[4]
Total Fair Value	$ 1,759,239		$ 1,759,239	[6]	$ 629,453	$ 629,453	[6]	$ 1,129,786		$ 1,129,786	[6]	$ 289,756		$ 265,556	[6]	$ 24,200	[7]

[1]	(G) The total outstanding face amount was $ 18.4 million for fixed rate securities and $ 1.97 billion for floating rate securities.
[2]	(E) Includes securities issued or guaranteed by U.S. Government agencies such as the Federal National Mortgage Association ("Fannie Mae") or the Federal Home Loan Mortgage Corporation ("Freddie Mac").
[3]	(F) Amortized cost basis and carrying value include principal receivable of $13.8 million.
[4]	(E) The total outstanding face amount of fixed rate securities was $1.1 million, and of floating rate securities was $432.4 million.
[5]	(A) Fair value, which is equal to carrying value for all securities. See Note 7 regarding the estimation of fair value.
[6]	(A) Management generally obtained pricing service quotations or broker quotations from two sources, one of which was generally the seller (the party that sold New Residential the security). Management selected one of the quotes received as being most representative of the fair value and did not use an average of the quotes. Even if New Residential receives two or more quotes on a particular security that come from non-selling brokers or pricing services, it does not use an average because management believes using an actual quote more closely represents a transactable price for the security than an average level. Furthermore, in some cases there is a wide disparity between the quotes New Residential receives. Management believes using an average of the quotes in these cases would not represent the fair value of the asset. Based on New Residential?s own fair value analysis, management selects one of the quotes which is believed to more accurately reflect fair value. New Residential never adjusts quotes receiv
[7]	(B) Management was unable to obtain quotations from more than one source on these securities. The one source was generally the seller (the party that sold us the security) or a pricing service.